Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2013
Subsequent Event [Line Items]
Gain on disposal of subsidiary			$ 1,220
Subsequent Event
Subsequent Event [Line Items]
Proceeds from disposals of office premises		$ 1,800
Gain on disposal of office premises	$ 673
Subsequent Event | Perfect Pairs Member
Subsequent Event [Line Items]
Disposal of subsidiary percentage		100.00%
Proceeds from disposal of subsidiary		$ 746
Gain on disposal of subsidiary		$ 797